Income Taxes (Current and Deferred) - Schedule of Income Tax Payables (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Income tax payables:
Non-current	€ 45	€ 66
Current	112	637
Total	€ 157	€ 703